Other income and gains - net (Tables)	12 Months Ended
Dec. 31, 2022
Other income and gains - net
Summary of other income and gains/(losses) - net

	Year ended December 31,
	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Investment income from wealth management products	4,182	4,925	3,366

Dividends from equity security	—	745	422

Fair value gain/(loss) on
- wealth management products	470	(10,792)	(15,729)
- equity security	(3,153)	(3,011)	(1,733)
- other investments	609	1,668	(1,640)
- derivative financial instruments	196	2,002	—

Gain/(loss) on
- settlement of derivative financial instruments	1,550	8,709	—
- disposal of property, plant and equipment	—	—	(302)
- disposal of right-of-use assets	—	(846)	(182)
- disposal of subsidiaries	—	2,305	—

Government grants (Note)	3,869	3,991	8,710
Amortization on deferred income from ADS depository (Note 29)	2,405	4,373	3,756
Donations	(2,327)	(9,866)	(678)
Others	725	1,126	1,344
	8,526	5,329	(2,666)

Note:

Government grants are subsidies received for compensating the Group’s research and development expenses incurred for certain projects and other operating activities.